Investments - Schedule of Changes in Investments in Subsidiaries Jointly Controlled Entities and Affiliates (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance		R$ 4,632		R$ 5,107		R$ 4,923
Gain (loss) by equity method (Income statement)		224		432		845
Dividends		(423)		(496)		(519)
Additions / acquisitions		16		36		51
Other		(1,228)		(447)		(193)
Ending balance		3,221		4,632		5,107
Hidreletrica cachoeirao [member]
IfrsStatementLineItems [Line Items]
Beginning balance		47		47		59
Gain (loss) by equity method (Income statement)		5		12		15
Dividends		(7)		(12)		(27)
Additions / acquisitions
Other
Ending balance		45		47		47
Guanhaes Energia [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		222		183		125
Gain (loss) by equity method (Income statement)		10		39		58
Dividends		(12)
Additions / acquisitions			[1]
Other		(48)
Ending balance		172		222		183
Hidreletrica pipoca [member]
IfrsStatementLineItems [Line Items]
Beginning balance		47		47		47
Gain (loss) by equity method (Income statement)		15		15		16
Dividends		(8)		(15)		(16)
Additions / acquisitions
Other
Ending balance		54		47		47
M E S A [Member]
IfrsStatementLineItems [Line Items]
Beginning balance				10	[2]		[3]
Gain (loss) by equity method (Income statement)				(10)		10
Dividends
Additions / acquisitions
Other
Ending balance						10	[2]
Fip Melbourne [Member]
IfrsStatementLineItems [Line Items]
Beginning balance				8			[4]
Gain (loss) by equity method (Income statement)				22		169
Dividends
Additions / acquisitions
Other				(30)		(161)
Ending balance						8
Paracambi [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		112	[5]	134		124
Gain (loss) by equity method (Income statement)		19		15		17
Dividends		(17)		(26)		(7)
Additions / acquisitions
Other		(9)		(11)
Ending balance		105		112	[5]	134
Baguari Energia [Member]
IfrsStatementLineItems [Line Items]
Beginning balance				160	[6]	168
Gain (loss) by equity method (Income statement)				12		22
Dividends				(12)		(30)
Additions / acquisitions
Other				(160)
Ending balance						160	[6]
Amazonia Energia [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		819	[7]	886	[8]	933	[9]
Gain (loss) by equity method (Income statement)		(122)		(67)		(47)
Dividends
Additions / acquisitions
Other
Ending balance		697		819	[7]	886	[8]
Alianca norte (belo monte plant) [member]
IfrsStatementLineItems [Line Items]
Beginning balance		536		576		609
Gain (loss) by equity method (Income statement)		(77)		(40)		(33)
Dividends
Additions / acquisitions		1
Other		(41)
Ending balance		419		536		576
Ativas [Member]
IfrsStatementLineItems [Line Items]
Beginning balance						16
Gain (loss) by equity method (Income statement)						(1)
Dividends
Additions / acquisitions
Other						(15)
Ending balance
Taesa [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,565		1,549		1,580
Gain (loss) by equity method (Income statement)		330		278		305
Dividends		(280)		(262)		(336)
Additions / acquisitions
Other
Ending balance		1,615		1,565		1,549
Alianca Geracao [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,172	[10]	1,194		1,141
Gain (loss) by equity method (Income statement)		31		136		104
Dividends		(84)		(158)		(48)
Additions / acquisitions
Other		(1,119)				(3)
Ending balance				1,172	[10]	1,194
Retiro Baixo [Member]
IfrsStatementLineItems [Line Items]
Beginning balance				185		201
Gain (loss) by equity method (Income statement)				5		22
Dividends						(38)
Additions / acquisitions
Other				(191)
Ending balance						185
Beginning balance		(1)		185
Ending balance				(1)		185
U F V Janauba Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		5		3		3
Gain (loss) by equity method (Income statement)		1		2		1
Dividends		(1)				(1)
Additions / acquisitions
Other
Ending balance		5		5		3
U F V Corinto Geracao De Energia Eletrica Distriiuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		8		8		9	[11]
Gain (loss) by equity method (Income statement)		2		1		2
Dividends		(1)		(1)		(2)
Additions / acquisitions
Other						(1)
Ending balance		9		8		8
U F V Manga Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		12		11		11
Gain (loss) by equity method (Income statement)		2		2		3
Dividends		(2)		(1)		(2)
Additions / acquisitions
Other						(1)
Ending balance		12		12		11
U F V Bonfinopolis I I Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		5		5		6
Gain (loss) by equity method (Income statement)		2				1
Dividends		(1)				(1)
Additions / acquisitions
Other						(1)
Ending balance		6		5		5
U F V Lagoa Grande Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		15		15		15
Gain (loss) by equity method (Income statement)		2		2		3
Dividends		(2)		(2)		(2)
Additions / acquisitions
Other						(1)
Ending balance		15		15		15
U F V Lontra Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		18		18		18
Gain (loss) by equity method (Income statement)		2		2		4
Dividends		(2)		(2)		(3)
Additions / acquisitions
Other						(1)
Ending balance		18		18		18
U F V Mato Verde Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		6		6		6
Gain (loss) by equity method (Income statement)		1		1		1
Dividends		(1)		(1)		(1)
Additions / acquisitions
Other
Ending balance		6		6		6
U F V Mirabela Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		5		4		4
Gain (loss) by equity method (Income statement)				1		1
Dividends		(1)				(1)
Additions / acquisitions
Other
Ending balance		4		5		4
U F V Porteirinha I Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		4		4		5
Gain (loss) by equity method (Income statement)		2		1		1
Dividends		(1)		(1)		(1)
Additions / acquisitions
Other						(1)
Ending balance		5		4		4
U F V Porteirinha I I Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		7		7		7
Gain (loss) by equity method (Income statement)		1		1		1
Dividends		(1)		(1)		(1)
Additions / acquisitions
Other
Ending balance		7		7		7
U F V Brasilandia Geracao De Energia Eletrica Distribuida [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		15		15		15
Gain (loss) by equity method (Income statement)		2		2		3
Dividends		(2)		(2)		(2)
Additions / acquisitions
Other						(1)
Ending balance		15		15		15
Apolo I S P E Empreendimentos E Energia [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		6		7
Gain (loss) by equity method (Income statement)						1
Dividends
Additions / acquisitions						6
Other				(1)
Ending balance		6		6		7
Apolo I I S P E Empreendimentos E Energia [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		6
Gain (loss) by equity method (Income statement)
Dividends
Additions / acquisitions				6
Other
Ending balance		6		6
U F V Campo Lindo I [Member]
IfrsStatementLineItems [Line Items]
Beginning balance				8	[12]
Gain (loss) by equity method (Income statement)						1
Dividends
Additions / acquisitions				10		7
Other				(18)
Ending balance						8	[12]
U F V Campo Lindo I I [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		1		9
Gain (loss) by equity method (Income statement)						2
Dividends
Additions / acquisitions				10		7
Other				(18)
Ending balance				1		9
U F V Olaria I [Member]
IfrsStatementLineItems [Line Items]
Beginning balance				8
Gain (loss) by equity method (Income statement)						1
Dividends
Additions / acquisitions				10		7
Other				(18)
Ending balance						8
Axxiom [Member]
IfrsStatementLineItems [Line Items]
Beginning balance						4
Gain (loss) by equity method (Income statement)						(4)
Dividends
Additions / acquisitions
Other
Ending balance
Itaocara [Member]
IfrsStatementLineItems [Line Items]
Beginning balance			[13]
Gain (loss) by equity method (Income statement)		(4)				(3)
Dividends
Additions / acquisitions		15				10
Other		(11)				(7)
Ending balance					[13]
Total of investments [member]
IfrsStatementLineItems [Line Items]
Beginning balance		R$ 4,632		5,107		5,106
Gain (loss) by equity method (Income statement)				432		676
Dividends				(496)		(519)
Additions / acquisitions				36		37
Other				(447)		(193)
Ending balance				4,632		5,107
Itaocara Overdraft Liability [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Gain (loss) by equity method (Income statement)						7
Dividends
Additions / acquisitions						14
Other
Ending balance
Beginning balance						(21)
M E S A Loss Provisions [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Gain (loss) by equity method (Income statement)						162
Dividends
Additions / acquisitions
Other
Ending balance
Beginning balance	[14]					R$ (162)

[1]

On September 19, 2023, the Extraordinary General Meeting of Guanhães Energia approved the reduction of share capital in the amount of R$235, of which R$137 was destined for absorbing losses and R$98 for restitution to shareholders. Cemig GT's share corresponds to R$48 was received in 2024.

[2]	On March 20, 2023, Cemig GT completed the sale of its direct and indirect ownership interest in the capital stock of Mesa to Furnas Centrais Elétricas S.A. ("Furnas").
[3]	Indirect participation in the Santo Antônio Plant through these investees.
[4]	On September 12, 2022, AGPar made the payment associated with the settlement arising from Arbitral Award CCBC-86/2016 to the Melbourne Fund. Thereafter, the Company recognized the receivable against income. Further details are provided throughout this note.
[5]

An Extraordinary General Meeting of Paracambi on October 16, 2024 approved reduction of the share capital by R$18 , with no reduction in the number of that company’s nominal common shares. The portion attributable to Cemig GT was R$9, received in 2024.

[6]

The sale of Baguari Energia was completed on October 6, 2023 and the sale of Retiro Baixo was completed on November 22, 2023. The investments writ-off is presented in the "Other" column depicted above.

[7]	Indirect interest in the Belo Monte plant through these investees.
[8]	Indirect participation in Belo Monte Dam through these investees.
[9]	Indirect participation in Belo Monte Dam through these investees.
[10]

Cemig GT's equity interest in Aliança Geração was classified as a non-current asset held for sale in March 2024, under the terms of /IFRS 5. On August 13, 2024, the process of sale of the interest to Vale S.A. was completed. For more information, please see Note 31.

[11]	On May 23, 2022, the reduction of capital stock of these UFVs was approved by means of an Extraordinary General Assembly.
[12]

On July 20, 2023, control of these investees was acquired and they were consolidated by the Company. Therefore, the Company’s interest in these investees is reflected in the Company’s consolidated assets and liabilities.

[13]

Recognition of reimbursement payable to Light Energia S.A., resulting from amounts invested in the development of the Itaocara Hydroelectric Plant project in amounts higher than Light’s corporate participation in the project. This reimbursement was paid on May 22, 2024. The federal tax number (CNPJ – Cadastro Nacional de Pessoas Jurídicas) of this company was canceled in November 2024.

[14]	In June 2022, the provision related to the Company's contractual obligations assumed with the investee and the other shareholders was reversed. Further details are disclosed in this note.